SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 13,668	$ 18,032	$ 18,631	$ 14,764
Cleaning Systems and Other Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,331	10,991	11,443	8,975
Dishware Washing and General Cleaning Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,086	6,710	6,879	5,636
Dishware Washing Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 251	$ 331	$ 309	$ 153